Agreements (Tables)	12 Months Ended
Dec. 31, 2025
Investment Company [Abstract]
Schedule of Base Management Fee, Income Based Incentive Fee and Capital Gains Incentive Fee

	For the Years Ended December 31,
	2025	2024	2023
Base management fee	$110,940	$46,991	$9,713
Income based fee	$104,134	$43,324	$7,622
Capital gains incentive fee(1)	$5,821	$10,219	$3,162
(1)	Calculated in accordance with GAAP as discussed below.

Schedule of Shareholder Servicing and/or Distribution Fees	The following table shows the shareholder servicing and/or distribution fees the Fund and, ultimately, certain classes of the Fund’s common shareholders, pay the Intermediary Manager with respect to Class S shares and Class D shares on an annualized basis as a percentage of the Fund’s NAV for such class. Subject to FINRA and other limitations on underwriting compensation, the Fund and, ultimately, certain classes of the Fund’s shareholders, will pay a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV for Class S shares and a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV for Class D shares, in each case, payable monthly. No shareholder servicing and/or distribution fees are paid with respect to Class I shares.

Annual Shareholder Servicing
and/or Distribution Fees as a %
of NAV
Class S	0.85%
Class D	0.25%
Class I	—%

The shareholder servicing and/or distribution fees that were attributable to Class S shares and Class D shares for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Class S	$9,454	$5,028	$657
Class D	$1,614	$364	$36

Schedule of Expense Payments and Related Reimbursement Payments

		Base				Ratio of
		Management		Expense		Operating
	Expense	Fee and		Support No		Expenses to
	Support	Income	Recoupment	Longer Eligible	Unreimbursed	Average Net	Annualized	Eligible for
	from the	Based Fee	of Expense	for	Expense	Assets for the	Distribution	Reimbursement
For the Month Ended	Adviser	Waived	Support	Reimbursement	Support	Period(1)	per Share(2)	through
December 31, 2022	$1,449	$(129)	$(1,320)	$—	$—	5.04%	—	12/31/2025
January 31, 2023	$1,088	$(398)	$(690)	$—	$—	4.56%	—	01/31/2026
February 28, 2023	$891	$(216)	$(675)	$—	$—	3.53%	—	02/28/2026
March 31, 2023	$916	$(144)	$(772)	$—	$—	3.63%	—	03/31/2026
April 30, 2023	$1,083	$(458)	$(625)	$—	$—	2.99%	—	04/30/2026
May 31, 2023	$1,312	$(569)	$(743)	$—	$—	2.47%	—	05/31/2026
June 30, 2023	$2,253	$(727)	$(1,526)	$—	$—	2.48%	—	06/30/2026
July 31, 2023	$2,502	$(1,132)	$(1,370)	$—	$—	1.16%	—	07/31/2026
August 31, 2023	$2,300	$—	$(2,300)	$—	$—	1.94%	$2.3910	08/31/2026
September 30, 2023	$1,636	$—	$(1,636)	$—	$—	1.66%	$2.3910	09/30/2026
October 31, 2023	$—	$—	$—	$—	$—	1.20%	$2.3910	10/31/2026
November 30, 2023	$1,637	$—	$(1,637)	$—	$—	1.18%	$2.5716	11/30/2026
December 31, 2023	$1,144	$—	$(1,144)	$—	$—	1.08%	$2.5716	12/31/2026
January 31, 2024	$1,592	$—	$(1,592)	$—	$—	1.20%	$2.5716	01/31/2027
February 29, 2024	$2,183	$—	$(2,183)	$—	$—	1.10%	$2.5716	02/28/2027
March 31, 2024	$2,194	$—	$(2,194)	$—	$—	1.49%	$2.5716	03/31/2027
April 30, 2024	$3,066	$—	$(2,112)	$—	$954	1.21%	$2.5716	04/30/2027
May 31, 2024	$2,437	$—	$—	$—	$2,437	1.18%	$2.5716	05/31/2027
June 30, 2024	$3,170	$—	$—	$—	$3,170	1.22%	$2.5716	06/30/2027
July 31, 2024	$1,164	$—	$—	$—	$1,164	1.01%	$2.5716	07/31/2027
August 31, 2024	$4,291	$—	$—	$—	$4,291	1.02%	$2.5716	08/31/2027
September 30, 2024	$5,402	$—	$—	$—	$5,402	0.96%	$2.5716	09/30/2027
October 31, 2024	$3,598	$—	$—	$—	$3,598	0.95%	$2.5716	10/31/2027
November 30, 2024	$3,911	$—	$—	$—	$3,911	0.95%	$2.5716	11/30/2027
December 31, 2024	$3,736	$—	$—	$—	$3,736	0.86%	$2.5716	12/31/2027
January 31, 2025	$—	$—	$—	$—	$—	0.81%	$2.5716	01/31/2028
February 28, 2025	$—	$—	$—	$—	$—	0.94%	$2.5716	02/29/2028
March 31, 2025	$10,436	$—	$—	$—	$10,436	0.91%	$2.5716	03/31/2028
April 30, 2025	$9,348	$—	$—	$—	$9,348	0.93%	$2.5716	04/30/2028
May 31, 2025	$4,915	$—	$—	$—	$4,915	0.80%	$2.5716	05/31/2028
June 30, 2025	$5,853	$—	$—	$—	$5,853	0.95%	$2.5716	06/30/2028
July 31, 2025	$5,655	$—	$—	$—	$5,655	0.88%	$2.5716	07/31/2028
August 31, 2025	$—	$—	$—	$—	$—	0.82%	$2.5716	08/31/2028
September 30, 2025	$9,708	$—	$—	$—	$9,708	0.80%	$2.5716	09/30/2028
October 31, 2025	$—	$—	$—	$—	$—	0.77%	$2.5716	10/31/2028
November 30, 2025	$—	$—	$—	$—	$—	0.76%	$2.5716	11/30/2028
December 31, 2025	$—	$—	$—	$—	$—	0.86%	$2.5716	12/31/2028
(1)	In accordance with the Expense Support and Conditional Reimbursement Agreement, the ratio of operating expenses excludes organization and offering expenses, stated interest expense, any base management fee and any incentive fee.
(2)	The annualized distribution per share is the annualized regular cash distributions per share, exclusive of returns of capital, distribution rate reductions due to distribution and shareholder servicing fees and special distributions, if any.